Fair values of financial instruments	12 Months Ended
Dec. 31, 2019
Fair values of financial instruments [Abstract]
Fair values of financial instruments
Note 26 – Fair values of financial instruments

The carrying value and estimated fair value of the Company’s cash and financial instruments were as follows:

		As at December 31, 2019		As at December 31, 2018
(In $ millions)	Hierarchy	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents	1	59.1	59.1	27.9	27.9
Restricted cash	1	69.4	69.4	63.4	63.4
Marketable securities – non-current	1	-	-	31.0	31.0
Marketable securities – current	1	-	-	4.2	4.2
Trade receivables	1	40.2	40.2	25.1	25.1
Tax retentions receivable	1	11.6	11.6	11.6	11.6
Other current assets (excluding deferred costs)	1	22.7	22.7	17.3	17.3
Due from related parties	1	8.6	8.6	-	-
Forward contracts (see note 18)	2	27.9	27.9	50.3	50.3

Liabilities
Long-term debt	2	1,624.0	1,709.8	1,113.6	1,174.6
Trade payables	1	14.1	14.1	9.6	9.6
Accruals and other current liabilities	1	99.6	99.6	71.0	71.0
Forward contracts (see note 18)	2	92.2	92.2	85.4	85.4
Guarantees issued to equity method investments (see note 3)	3	5.9	5.9	-	-

Financial instruments included in the table above are included within ‘Level 1 and 2’ of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. The forward contracts are presented net in the consolidated balance sheet as of December 31, 2019 and December 31, 2018. Included in “Level 1” are cash and cash equivalents, restricted cash, trade receivables, marketable securities, other current assets (excluding prepayments and deferred costs), trade payables, accruals and other current liabilities. The carrying value of any accounts receivable and payables approximates fair value due to the short time to expected payment or receipt of cash.

Included in “Level 3” is guarantees issued to equity method investments. The guarantee has been valued utilizing the inferred debt market method and subsequently mapped to an alpha category credit score, adjusting for country risk and default probability (see note 3).